Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($) Segment	Apr. 30, 2026 SGD ($) Segment	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Product Information [Line Items]
Impairment to loan to third parties	$ (83,312)	$ (106,116)	$ 960,655	$ 1,223,608
Deferred offering costs			$ 390,432				$ 497,302
Impairment of long-lived assets		$ 0		0
Number of reportable segments | Segment	1	1
Singapore deposit insurance corporation insured amount						$ 100,000
Foreign currency exchange rate, translation	0.7851					0.7851
Interest or penalties related to uncertain tax positions		$ 0		0
Impairment loss against its operating lease right-of-use assets		0		0
Net loss	$ 4,834,474	6,157,779		5,137,064	2,359,844
Cash flows from operating activities	8,559,924	$ 10,902,972		$ 3,653,376	$ 1,609,467
Cash	$ 598,430					$ 762,234	$ 129,552
Top 5 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	81.00%	81.00%	85.00%	85.00%
Top 5 Suppliers [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	95.00%	95.00%	85.00%	85.00%
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	38.00%	38.00%	23.00%	23.00%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	29.00%	29.00%	13.00%	13.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	12.00%	21.00%	21.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	11.00%	18.00%	18.00%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	11.00%	13.00%	13.00%
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	40.00%	40.00%	30.00%	30.00%
Customer E [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	9.00%	9.00%	10.00%	10.00%
Customer E [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage			46.00%	46.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	81.00%	81.00%	30.00%	30.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	73.00%	73.00%	34.00%	34.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	5.00%	5.00%	28.00%	28.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	0.10%	0.10%	57.00%	57.00%
Vendor C [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	4.00%	4.00%	18.00%	18.00%
Vendor D [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	3.00%	3.00%	6.00%	6.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	2.00%	2.00%	3.00%	3.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage			8.00%	8.00%